Consolidated Statements of Shareholders' Equity (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Shares
Balance at beginning of the year	61,340,321	56,623,686	53,756,687
Issued through private placement financings, net of issue costs [note 7]			2,886,024
Value attributed to US$ Warrants issued in private placement financings [note 7 and 12]			(409,143)
Issued upon exercise of US$ Warrants [note 11]	2,735,995	1,064,222
Issued upon exercise of common share purchase warrants			278,760
Issued upon exercise of stock options	288,066	13,234	47,250
Transfer from contributed capital upon exercise of stock options	147,125	8,279	18,375
Transfer from contributed capital upon exercise of common share purchase warrants			45,733
Transfer from fair value of US$ Warrants upon exercise of US$ Warrants [note 12]	1,280,800	374,500
Issued on conversion of preferred shares [notes 7 and 8]		3,256,400
Balance at end of the year	65,792,307	61,340,321	56,623,686
Preferred Shares
Balance at beginning of the year	232,600	3,489,000	3,489,000
Conversion of preferred shares to common shares [notes 7 and 8]		(3,256,400)
Balance at end of the year	232,600	232,600	3,489,000
Contributed Capital
Balance at beginning of the year	5,889,914	5,406,193	5,205,301
Recognition of stock based compensation expense	658,000	492,000	265,000
Contributed capital transferred to common shares pursuant to exercise of stock options and common share purchase warrants	(147,125)	(8,279)	(64,108)
Balance at end of the year	6,400,789	5,889,914	5,406,193
Deficit
Balance at beginning of the year	(66,356,793)	(61,015,232)	(63,077,960)
Net income (loss) and comprehensive income (loss) for the year	(1,563,361)	(5,341,561)	2,062,728
Balance at end of the year	(67,920,154)	(66,356,793)	(61,015,232)
Accumulated Other Comprehensive Income
Balance at beginning and end of the year	710,935	710,935	710,935
Total Shareholders' Equity at end of the year	5,216,477	1,816,977	5,214,582